SCHEDULE OF ERROR CORRECTIONS AND PRIOR PERIOD ADJUSTMENTS OF CONSOLIDATED FINANCIAL STATEMENTS (Details)		3 Months Ended						6 Months Ended			9 Months Ended			12 Months Ended
		Jun. 30, 2022 USD ($) $ / shares		Mar. 31, 2022 USD ($) $ / shares		Jun. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares		Mar. 31, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares		Jun. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2019 USD ($)
Cash		$ 5,366,789		$ 6,727,758				$ 6,727,758			$ 5,366,789			$ 25,806	$ 5,517
Trade and other receivables		186,740		146,403				146,403			186,740			12,984	44,702
Prepaid expenses and deposits		878,119		81,236				81,236			878,119			46,151	15,603
Reclamation deposits		145,052		145,000				145,000			145,052			144,847	194,750
Property and equipment, net		6,703,910		6,639,233				6,639,233			6,703,910			6,638,975	3,248,550
Right of use asset		37,522		49,195				49,195			37,522			72,539	49,870
Total assets		13,318,132		13,788,825				13,788,825			13,318,132			6,941,302	6,273,333
Trade and other payables		1,123,635		581,772				581,772			1,123,635			402,979	699,592
Amounts due to related party		8,687		2,290				2,290			8,687			16,628	165,457
Convertible debentures		77,600		80,000				80,000			77,600			78,500	75,000	$ 100,000	$ 100,000	$ 100,000
Lease liability		42,806		55,973				55,973			42,806			78,949	53,128
Loan payable				32,000				32,000						31,400	30,000
Asset retirement obligations		577,308		569,070				569,070			577,308			552,594	271,402				1,942,075
Total liabilities		1,879,176		1,443,083				1,443,083			1,879,176			1,161,050	2,960,676
Common stock		14,338,233		14,356,535				14,356,535			14,338,233			8,976,747	6,453,039
Additional paid-in capital		4,571,720		4,571,535				4,571,535			4,571,720			2,476,717	1,422,477
Accumulated other comprehensive income		(127,413)		(127,413)				(127,413)			(127,413)			(127,413)	(270,302)
Deficit		(7,343,584)		(6,454,915)				(6,454,915)			(7,343,584)			(5,545,799)	(4,292,557)
Total equity		11,438,956		12,345,742		$ 3,155,669	$ 3,223,874	12,345,742		$ 3,223,874	11,438,956		$ 3,155,669	5,780,252	3,312,657				4,592,720
Total liabilities and equity		13,318,132		13,788,825				13,788,825			13,318,132			6,941,302	6,273,333
Revenue		276,722		241,886		34,298	40	348,335		3,094	625,057		37,392	84,625	682,786
Total operating expenses		(1,247,531)		(388,117)		(185,910)	(190,953)	(1,324,836)		(300,682)	(2,572,367)		(486,592)	(1,324,361)	(1,920,462)
Other income (expense)		82,140		(11,697)		(1,348)	(5,110)	67,385		(9,768)	149,525		(11,116)	(13,506)	(15,855)
Net loss		(888,669)		(157,928)		(152,960)	(196,023)	(909,116)		(307,356)	(1,797,785)		(460,316)	(1,253,242)	(1,253,531)
Foreign currency translation adjustment						49,419	40,389			196,182			245,969	142,889	(30,706)
Comprehensive loss		$ (888,669)		$ (157,928)		$ (103,541)	$ (155,634)	$ (909,116)		$ (111,173)	$ (1,797,785)		$ (214,347)	$ (1,110,353)	$ (1,284,237)
Loss Per Share- basic and diluted | $ / shares		$ (0.46)		$ (0.13)		$ (0.23)	$ (0.29)	$ (0.79)		$ (0.46)	$ (1.27)		$ (0.68)	$ (1.84)	$ (1.88)
Balance		$ 12,345,742		$ 5,991,833		$ 3,223,874	$ 3,378,593	$ 5,780,252		$ 3,312,657	$ 5,780,252		$ 3,312,657	$ 3,312,657	$ 4,592,720
Balance		11,438,956		12,345,742		3,155,669	3,223,874	12,345,742		3,223,874	11,438,956		3,155,669	5,780,252	3,312,657
Acquisition of property - warrants														1,051,370
Net loss		(888,669)		(157,928)		(152,960)	(196,023)	(909,116)		(307,356)	(1,797,785)		(460,316)	(1,253,242)	(1,253,531)
Accumulated other comprehensive income, Beginning balance		(127,413)						(127,413)		(270,302)	(127,413)		(270,302)	(270,302)
Other comprehensive loss						49,419	40,389			196,550			245,969	142,889	(30,707)
Accumulated other comprehensive income, Ending balance		(127,413)		(127,413)				(127,413)			(127,413)			(127,413)	(270,302)
Net cash provided by (used in) operating activities								(271,897)		(559,175)	(1,474,938)		(653,385)	(749,783)	1,804
Net cash provided by (used in) investing activities								(90,219)		927,825	(201,698)		839,946	857,527	(128,752)
Net cash provided by (used in) financing activities								7,064,068		(80,730)	7,017,619		(85,329)	(87,455)	129,767
Change in cash during the period								6,701,952		287,920	5,340,983		101,232	20,289	2,819
Cash, beginning of the period		6,727,758				293,437		25,806		5,517	25,806		5,517	5,517	2,698
Cash, end of the period		5,366,789		6,727,758		106,749	293,437	6,727,758		293,437	5,366,789		106,749	25,806	5,517
Assets held for sale															2,714,341
Liabilities held for sale															1,591,097
Warrant liability		49,140		121,978				121,978			49,140
Property and equipment, net		577,308		569,070				569,070			577,308			552,594	271,402
Adjustment for Functional Currency Change [Member]
Accumulated other comprehensive income	[1]	267,241									267,241
Accumulated other comprehensive income, Ending balance	[1]	267,241									267,241
Retained Earnings [Member]
Total equity		(7,343,584)		(6,454,915)		(4,752,873)	(4,599,913)	(6,454,915)		(4,599,913)	(7,343,584)		(4,752,873)	(5,545,799)	(4,292,557)				(3,039,026)
Net loss		(888,669)		(157,928)		(152,960)	(196,023)	(909,116)		(307,356)	(1,797,785)		(460,316)	(1,253,242)	(1,253,531)
Balance		(6,454,915)		(6,296,987)		(4,599,913)	(4,403,890)	(5,545,799)		(4,292,557)	(5,545,799)		(4,292,557)	(4,292,557)	(3,039,026)
Balance		(7,343,584)		(6,454,915)		(4,752,873)	(4,599,913)	(6,454,915)		(4,599,913)	(7,343,584)		(4,752,873)	(5,545,799)	(4,292,557)
Acquisition of property - warrants
Net loss		(888,669)		(157,928)		(152,960)	(196,023)	(909,116)		(307,356)	(1,797,785)		(460,316)	(1,253,242)	(1,253,531)
Other comprehensive loss
Adjustment of Asset Retirement Obligations [Member]
Property and equipment, net														(1,077,822)	(517,364)
Total assets														(1,077,822)	(727,488)
Asset retirement obligations														(1,074,871)	(521,412)
Total liabilities														(1,074,871)	(731,536)
Accumulated other comprehensive income														1,119	(67)
Deficit														(4,070)	4,115
Total equity														(2,951)	4,048
Total liabilities and equity														(1,077,822)	(727,488)
Balance								(2,951)		4,048	(2,951)		4,048	4,048
Balance														(2,951)	4,048
Accumulated other comprehensive income, Beginning balance								1,119		(67)	1,119		(67)	(67)
Accumulated other comprehensive income, Ending balance														1,119	(67)
Assets held for sale															(210,124)
Liabilities held for sale															(210,124)
Adjustment For Correction of Warrant Fair Value [Member]
Prepaid expenses and deposits
Property and equipment, net														(129,348)
Total assets														(129,348)
Total liabilities
Additional paid-in capital														(129,348)
Deficit
Total equity														(129,348)
Total liabilities and equity														(129,348)
Balance								(129,348)			(129,348)
Balance														(129,348)
Adjustment For Reclassification of Option Cancellation [Member]
Additional paid-in capital														222,960	199,898
Deficit														(222,960)	(199,898)
Revision of Prior Period, Adjustment [Member]
Cash
Property and equipment, net		(1,077,822)		(1,077,822)				(1,077,822)			(1,077,822)			(1,207,170)	(517,364)
Right of use asset		153		(541)				(541)			153
Total assets		(1,134,457)		(1,328,557)				(1,328,557)			(1,134,457)			(1,207,170)	(727,488)
Asset retirement obligations														(1,074,871)	(521,412)
Total liabilities		(1,018,723)		(964,380)				(964,380)			(1,018,723)			(1,074,871)	(731,536)
Common stock		(42,838)		(42,838)				(42,838)			(42,838)
Additional paid-in capital				(129,348)				(129,348)						93,612	199,898
Accumulated other comprehensive income		267,241		(108,568)				(108,568)			267,241			1,119	(67)				(8,444)
Deficit		(4,070)		(4,070)				(4,070)			(4,070)			(227,030)	(195,783)
Total equity		(115,734)		(364,177)				(364,177)			(115,734)			(132,299)	4,048
Total liabilities and equity		(1,134,457)		(1,328,557)				(1,328,557)			(1,134,457)			(1,207,170)	(727,488)
Revenue
Total operating expenses		(194,416)		3,124				(478)			(200,681)			(8,185)	(4,329)
Other income (expense)		67,050		(16,099)				59,071			131,908
Net loss		(127,366)		(12,975)				58,593			(68,773)			(8,185)	(4,329)
Foreign currency translation adjustment		375,809		(82,825)				(109,687)			266,122	[1]		1,186	8,377
Comprehensive loss		$ 248,443		$ (95,800)				$ (51,094)			$ 197,349			$ (6,999)	$ (67)
Loss Per Share- basic and diluted | $ / shares		$ (0.10)		$ (0.01)				$ 0.05			$ (0.05)			$ (0.01)	$ (0.01)
Balance		$ (364,177)						$ (132,299)		4,048	$ (132,299)		4,048	$ 4,048
Adjustment on cancelation of stock options														23,062	$ 199,898
Balance		(115,734)		$ (364,177)				(364,177)			(115,734)			(132,299)	4,048
Reserves, Beginning balance								93,612		199,898	93,612		199,898	199,898
Acquisition of property - warrants														(129,348)
Reserves, Ending balance		(129,348)									(129,348)			93,612	199,898
Net loss		(127,366)		(12,975)				58,593			(68,773)			(8,185)	(4,329)
Accumulated other comprehensive income, Beginning balance		(108,568)						1,119		(67)	1,119		(67)	(67)	(8,444)
Other comprehensive loss														1,186	8,377
Accumulated other comprehensive income, Ending balance		267,241		(108,568)				(108,568)			267,241			1,119	(67)
Net cash provided by (used in) operating activities								(40,766)			(54,653)			(35,747)	(20,962)
Net cash provided by (used in) investing activities								438			438
Net cash provided by (used in) financing activities								40,328			54,215			43,932	20,962
Change in cash during the period
Cash, beginning of the period
Cash, end of the period
Assets held for sale															(210,124)
Liabilities held for sale															(210,124)
Warrant liability				121,978				121,978
Property and equipment, net				(1,074,871)				(1,074,871)
Reserves		(129,348)									(129,348)			93,612	199,898
Revision of Prior Period, Adjustment [Member] | Adjustment of Decommissioning Liability [Member]
Property and equipment, net		(1,077,822)	[2]	(1,077,822)	[3]			(1,077,822)	[3]		(1,077,822)	[2]
Common stock	[4]			(42,838)				(42,838)
Additional paid-in capital	[3]			(129,348)				(129,348)
Deficit		(4,070)	[2]	(4,070)	[4]			(4,070)	[4]		(4,070)	[2]
Other income (expense)		67,050	[2]	(16,099)	[3]			59,071	[3]
Foreign currency translation adjustment	[3]			(82,825)				(109,687)
Reserves, Ending balance	[2]	(129,348)									(129,348)
Warrant liability	[4]			121,978				121,978
Property and equipment, net	[3]			(1,074,871)				(1,074,871)
Reserves	[2]	(129,348)									(129,348)
Revision of Prior Period, Adjustment [Member] | Adjustment For Correction of Warrant Fair Value [Member]
Property and equipment, net		(129,348)	[5]	(129,348)	[6]			(129,348)	[6]		(129,348)	[5]
Deficit		(222,960)	[5]	(222,960)	[6]			(222,960)	[6]		(222,960)	[5]
Revision of Prior Period, Adjustment [Member] | Adjustment for Functional Currency Change [Member]
Property and equipment, net		72,560		(120,846)	[4]			(120,846)	[4]		72,560
Right of use asset		153	[1]	(541)	[4]			(541)	[4]		153	[1]
Additional paid-in capital		(137,946)	[1]	(137,946)	[4]			(137,946)	[4]		(137,946)	[1]
Accumulated other comprehensive income	[4]			(108,568)				(108,568)
Deficit		(68,773)	[1]	58,593	[4]			58,593	[4]		(68,773)	[1]
Accumulated other comprehensive income, Beginning balance	[4]	(108,568)
Accumulated other comprehensive income, Ending balance	[4]			(108,568)				(108,568)
Property and equipment, net		7,008	[1]	(11,487)	[4]			(11,487)	[4]		7,008	[1]
Revision of Prior Period, Adjustment [Member] | Adjustment For Reclassification of Option Cancellation [Member]
Additional paid-in capital	[7]			222,960				222,960
Other income (expense)	[2]										131,908
Foreign currency translation adjustment	[2]	375,809									266,122
Reserves, Ending balance	[8]	222,960									222,960
Reserves	[8]	222,960									222,960
Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
Total equity														(227,030)	(195,783)				8,444
Balance								(227,030)		(195,783)	(227,030)		(195,783)	(195,783)	8,444
Balance														(227,030)	(195,783)
Restatement Revised [Member]
Cash		5,366,789		6,727,758				6,727,758			5,366,789			25,806	5,517
Trade and other receivables		186,740		146,403				146,403			186,740			12,984	44,702
Prepaid expenses and deposits		878,119		81,236				81,236			878,119			46,151	15,603
Reclamation deposits		145,052		145,000				145,000			145,052			144,847	194,750
Property and equipment, net		6,703,910		6,639,233				6,639,233			6,703,910			6,638,975	3,248,550
Right of use asset		37,522		49,195				49,195			37,522			72,539	49,870
Total assets		13,318,132		13,788,825				13,788,825			13,318,132			6,941,302	6,273,333
Trade and other payables		1,123,635		581,772				581,772			1,123,635			402,979	713,696
Amounts due to related party		8,687		2,290				2,290			8,687			16,628	151,353
Convertible debentures		77,600		80,000				80,000			77,600			78,500	150,000
Lease liability		42,806		55,973				55,973			42,806			78,949	53,128
Loan payable				32,000				32,000						31,400	30,000
Asset retirement obligations														552,594	271,402
Total liabilities		1,879,176		1,443,083				1,443,083			1,879,176			1,161,050	2,960,676
Common stock		14,338,233		14,356,535				14,356,535			14,338,233			8,976,747	6,453,039
Additional paid-in capital				4,571,535				4,571,535						2,476,717	1,422,477
Accumulated other comprehensive income		(127,413)		(127,413)				(127,413)			(127,413)			(127,413)	(270,302)				(239,595)
Deficit		(7,343,584)		(6,454,915)				(6,454,915)			(7,343,584)			(5,545,799)	(4,292,557)
Total equity		11,438,956		12,345,742				12,345,742			11,438,956			5,780,252	3,312,657
Total liabilities and equity		13,318,132		13,788,825				13,788,825			13,318,132			6,941,302	6,273,333
Revenue		276,722		241,886				348,335			625,057			84,625	682,786
Total operating expenses		(1,247,531)		(388,117)				(1,324,836)			(2,572,367)			(669,817)	(1,106,076)
Other income (expense)		82,140		(11,697)				67,385			149,525			(668,050)	(830,241)
Net loss		(888,669)		(157,928)				(909,116)			(1,797,785)			(1,253,242)	(1,253,531)
Foreign currency translation adjustment														142,889	(30,707)
Comprehensive loss		$ (888,669)		$ (157,928)				$ (909,116)			$ (1,797,785)			$ (1,109,708)	$ (270,302)
Loss Per Share- basic and diluted | $ / shares		$ (0.46)		$ (0.13)				$ (0.79)			$ (1.27)			$ (1.84)	$ (1.88)
Balance		$ 12,345,742						$ 5,780,252		3,312,657	$ 5,780,252		3,312,657	$ 3,312,657
Adjustment on cancelation of stock options
Balance		11,438,956		$ 12,345,742				12,345,742			11,438,956			5,780,252	3,312,657
Reserves, Beginning balance								2,446,261		1,392,021	2,446,261		1,392,021	1,392,021
Acquisition of property - warrants														1,051,370
Reserves, Ending balance		4,571,720									4,571,720			2,446,261	1,392,021
Net loss		(888,669)		(157,928)				(909,116)			(1,797,785)			(1,253,242)	(1,253,531)
Accumulated other comprehensive income, Beginning balance		(127,413)						(127,413)		(270,302)	(127,413)		(270,302)	(270,302)	(239,595)
Other comprehensive loss														142,889	(30,707)
Accumulated other comprehensive income, Ending balance		(127,413)		(127,413)				(127,413)			(127,413)			(127,413)	(270,302)
Net cash provided by (used in) operating activities								(271,897)			(1,474,938)			(749,783)	1,804
Net cash provided by (used in) investing activities								(90,219)			(201,698)			857,527	(128,752)
Net cash provided by (used in) financing activities								7,064,068			7,017,619			(87,455)	129,767
Change in cash during the period								6,701,952			5,340,983			20,289	2,819
Cash, beginning of the period		6,727,758						25,806		5,517	25,806		5,517	5,517	2,698
Cash, end of the period		5,366,789		6,727,758				6,727,758			5,366,789			25,806	5,517
Assets held for sale															2,714,341
Liabilities held for sale															1,591,097
Warrant liability				121,978				121,978
Property and equipment, net				569,070				569,070
Reserves		4,571,720									4,571,720			2,446,261	1,392,021
Restatement Revised [Member] | Retained Earnings [Member]
Total equity														(5,545,799)	(4,292,557)				(3,039,026)
Balance								(5,545,799)		(4,292,557)	(5,545,799)		(4,292,557)	(4,292,557)	(3,039,026)
Balance														(5,545,799)	(4,292,557)
Previously Reported [Member]
Cash															5,517
Trade and other receivables															44,702
Prepaid expenses and deposits															15,603
Reclamation deposits															194,750
Property and equipment, net														6,638,975	3,765,914
Right of use asset															49,870
Total assets															7,000,821
Trade and other payables															713,696
Amounts due to related party															151,353
Convertible debentures															150,000
Lease liability															53,128
Loan payable															30,000
Asset retirement obligations															792,814
Total liabilities															3,692,212
Common stock															6,453,039
Additional paid-in capital															1,222,579
Accumulated other comprehensive income														(128,532)	(270,235)				(231,151)
Deficit															(4,096,774)
Total equity															3,308,609
Total liabilities and equity															7,000,821
Revenue		276,722		241,886				348,335			625,057			84,625	682,786
Total operating expenses		(1,053,115)		(391,241)				(1,324,358)			(2,371,686)			(661,632)	(1,101,747)
Other income (expense)		15,090		4,402				8,314			17,617			(668,050)	(830,241)
Net loss		(761,303)		(144,953)				(967,709)			(1,729,012)			(1,245,057)	(1,249,202)
Foreign currency translation adjustment		(375,809)		82,825				109,687			(266,122)			141,703	(39,084)
Comprehensive loss		$ (1,137,112)		$ (62,128)				$ (858,022)			$ (1,995,134)			$ (1,102,709)	$ (270,235)
Loss Per Share- basic and diluted | $ / shares		$ (0.36)		$ (0.12)				$ (0.84)			$ (1.22)			$ (1.83)	$ (1.87)
Balance										3,308,609			3,308,609	$ 3,308,609
Adjustment on cancelation of stock options														(23,062)	$ (199,898)
Balance															3,308,609
Reserves, Beginning balance								$ 2,383,105		1,192,123	$ 2,383,105		1,192,123	1,192,123
Acquisition of property - warrants														1,180,718
Reserves, Ending balance														2,383,105	1,192,123
Net loss		$ (761,303)		$ (144,953)				(967,709)			(1,729,012)			(1,245,057)	(1,249,202)
Accumulated other comprehensive income, Beginning balance								(128,532)		(270,235)	(128,532)		(270,235)	(270,235)	(231,151)
Other comprehensive loss														141,703	(39,084)
Accumulated other comprehensive income, Ending balance														(128,532)	(270,235)
Net cash provided by (used in) operating activities								(231,131)			(1,420,285)			(705,851)	22,766
Net cash provided by (used in) investing activities								(90,657)			(202,136)			857,527	(128,752)
Net cash provided by (used in) financing activities								7,023,740			6,963,404			(131,387)	108,805
Change in cash during the period								6,701,952			5,340,983			20,289	2,819
Cash, beginning of the period		6,727,758						25,806		5,517	25,806		5,517	5,517	2,698
Cash, end of the period		5,366,789		6,727,758				6,727,758			5,366,789			25,806	5,517
Assets held for sale															2,924,465
Liabilities held for sale															1,801,221
Reserves														2,383,105	1,192,123
Previously Reported [Member] | Retained Earnings [Member]
Total equity														(5,318,769)	(4,096,774)				$ (3,047,470)
Balance								(5,318,769)		$ (4,096,774)	(5,318,769)		$ (4,096,774)	(4,096,774)	(3,047,470)
Balance														(5,318,769)	$ (4,096,774)
Previously Reported [Member]
Cash		5,366,789		6,727,758				6,727,758			5,366,789			25,806
Trade and other receivables		186,740		146,403				146,403			186,740			12,984
Prepaid expenses and deposits		878,119		81,236				81,236			878,119			46,151
Reclamation deposits		145,052		145,000				145,000			145,052			144,847
Property and equipment, net		7,838,520		7,967,249				7,967,249			7,838,520			7,846,145
Right of use asset		37,369		49,736				49,736			37,369			72,539
Total assets		14,452,589		15,117,382				15,117,382			14,452,589			8,148,472
Trade and other payables		1,123,635		581,772				581,772			1,123,635			402,979
Amounts due to related party		8,687		2,290				2,290			8,687			16,628
Convertible debentures		77,600		80,000				80,000			77,600			78,500
Lease liability		42,806		55,973				55,973			42,806			78,949
Loan payable				32,000				32,000						31,400
Asset retirement obligations														1,627,465
Total liabilities		2,897,899		2,407,463				2,407,463			2,897,899			2,235,921
Common stock		14,381,071		14,399,373				14,399,373			14,381,071			8,976,747
Additional paid-in capital				4,615,869				4,615,869						2,383,105
Accumulated other comprehensive income		(394,654)		(18,845)				(18,845)			(394,654)			(128,532)
Deficit		(7,047,781)		(6,286,478)				(6,286,478)			(7,047,781)			(5,318,769)
Total equity		11,554,690		12,709,919				12,709,919			11,554,690			5,912,551
Total liabilities and equity		14,452,589		15,117,382				15,117,382			14,452,589			8,148,472
Balance		12,709,919						5,912,551			5,912,551
Balance		11,554,690		12,709,919				12,709,919			11,554,690			5,912,551
Reserves, Ending balance		4,616,054									4,616,054
Accumulated other comprehensive income, Beginning balance		(18,845)						(128,532)			(128,532)
Accumulated other comprehensive income, Ending balance		(394,654)		(18,845)				(18,845)			(394,654)			$ (128,532)
Warrant liability
Property and equipment, net				$ 1,655,428				$ 1,655,428
Reserves		$ 4,616,054									$ 4,616,054

[1]	Adjustment for functional currency change
[2]	Adjustment of decommissioning liability
[3]	Adjustment of decommissioning liability
[4]	Adjustment for functional currency change
[5]	Adjustment for correction of warrant fair value
[6]	Adjustment for correction of warrant fair value
[7]	Adjustment for reclassification of option cancellation
[8]	Adjustment for reclassification of option cancellation